Earnout Liability - Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs [Line Items]
Fair value at the beginning of the period	$ (2,413)
Initial recognition of earnout liability		(2,036)
Change in fair value of earnout liability	(174)	(377)
Fair value at the end of the period	$ (2,587)	$ (2,413)